Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary
Loans held for sale	$ 2,141	[1]	$ 3,168	[1]
Loans held for sale (loans at fair value: $2,141 and $3,168 as of December 31, 2011 and 2010, respectively)	2,353	[1]	3,501	[1]	315	316
Loans carried at fair value	433	[2]	492	[2]
Loans (loans at fair value: $433 and $492 as of December 31, 2011 and 2010, respectively)	122,495	[2]	115,975	[2]	3,322	2,869
Other intangible assets, MSRs at fair value	921		1,439
Long-term debt (debt at fair value: $1,997 and $2,837 as of December 31, 2011 and 2010, respectively)	10,908	[3]	13,648	[3]	722	764
Brokered deposits	1,018		1,213
Long-term debt, fair value	1,997	[3]	2,837	[3]	289	290
Common stock, par value	$ 1.00		$ 1.00
Treasury Stock, Value	(792)	[4]	(888)	[4]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 107		$ 129

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	Includes loans of consolidated VIEs $3,322 $2,869
[3]	Includes debt of consolidated VIEs ($289 and $290 at fair value at December 31, 2011 and 2010, respectively) $722 $764
[4]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.